Office of General Counsel

Please Reply to:  Stephen F. Ayers
Senior Counsel
One Nationwide Plaza 01-09-V3
Columbus, Ohio 43215
VIA EDGAR                                                                                                         E-mail: ayerss1@nationwide.com
Tel: (614) 249-9527
Fax: (614) 249-2112
December 11, 2007

Ms. Rebecca A. Marquigny
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
Washington, D.C.  20549-0506

Re:           Nationwide Life and Annuity Insurance Company
Nationwide VL Separate Account - G
Pre-Effective Amendment No. 1 (N-6 Registration Statement, File No. 333-146073)

Dear Ms. Marquigny:

On behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account - G ("Variable Account"), we are filing this correspondence in response to your comments by letter dated November 5, 2007 on the above referenced Registration Statement.  The Registration Statement provides for the offering of certain life insurance policies through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

At the outset, we acknowledge the following:

▪
should the Securities and Exchange Commission (the "Commission") or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

▪
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Nationwide from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

▪	Nationwide may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, please note that Nationwide will be seeking an effective date of February 1, 2007.

Responses to your comments are below in the numerical sequence established in your correspondence.

1.	Cover Page:

Comment

Please indicate whether this is an individual or group project or both.

Response

The word “Individual” has been added to the product marketing name indicating that the product is for individual purchase.

2.	Investment Options (p. 1)

Comment

Please correct the second sentence under this heading. The contract appears to provide only one fixed option, not two.

Response

The sentence was modified to reflect only one fixed investment option.

3.	Adverse Tax Consequences (p. 3)

Comment

In the Adverse Tax Consequences section, please clarify that for modified endowment contracts, distributions and loans may be taxable as ordinary income and not a return of investment.

Response

The comment was addressed by adding the following language to the first paragraph under the Adverse Tax Consequences section:

“For more detailed information concerning the tax consequences of this policy please see the Taxes provision. For detailed information regarding tax treatment on modified endowment contracts, please see the Periodic Withdrawals, Non-Periodic Withdrawals and Loans section of the Taxes provision.”

The aforementioned provision and section provide detailed and specific disclosure regarding the tax implication inherent with this policy.

4.	Riders (pp. 2-23)

Comment

Please delete the references to the Additional Insured Rider; it is not offered.

Response

All references to the Additional Insured Rider have been deleted.

5.	Fee Tables – Generally (pp. 4-7)

Comment

Please make the following changes to the fee table presentation:

A)	Maximum and current charges should be presented consistently throughout the tables, and all maximum charges should be identified as “maximum”.

B)	To the extent possible, please eliminate all unnecessary text in the tables (particularly the amount deducted boxes) and the footnotes.

C)
Where charges are described as a percentage of a particular value (e.g, “Accelerated Benefit Payment” or “base policy Specified Amount”), define these terms in the Glossary and capitalize them throughout the prospectus.

D)	Round all charges dollar-based to the nearest cent except where this would under-estimate the charge; in that instance, round up to the next higher cent.

E)	For all charges that vary based on personal characteristics, present maximum and minimum charges and the charges for the representative insured. See instruction 3(b) to Item 3.

F)	If the charge in the table is annualized but the fee is deducted more frequently, ensure that this is clear from the table or indicate it in a footnote.

G)	Finally, if an option has no charge, please do not include that option in the fee table.

Response

A)	“Maximum” charges are reflected consistently across the fee tables. Where appropriate, charges are listed and “current” and “minimum”. Please see the attached revised fee tables in Exhibit A.

B)	To the extent possible, unnecessary text has been removed from the fee tables and footnotes. Please see the attached revised fee tables in Exhibit A.

C)	Charges described as a percentage of a particular value have been defined and included in the glossary as follows:

•
Unadjusted Accelerated Death Benefit Payment– An amount equal to the percentage of the Base Policy Specified Amount you elect multiplied by the Base Policy Specified Amount, when the request for payment under the Accelerated Death Benefit Rider. The unadjusted amount does not include risk charges and adjustments we make due to the premature payment of the Base Policy Specified Amount being made.

•	Accelerated Death Benefit Payment– The actual benefit amount you will receive under the Accelerated Death Benefit Rider if the Eligibility and Conditions for Payment section is satisfied.

•
Base Policy Specified Amount– The amount of Death Benefit coverage under the policy on the Policy Date, excluding any Rider Specified Amount.  Subsequent to the Policy Date, the Death Benefit coverage will equal or exceed this amount unless you request a decrease in the Base Policy Specified Amount or take a partial surrender.

•
Waiver of Monthly Deduction Benefit - The benefit received under the Waiver of Monthly Deductions Rider. The benefit takes the form of a credit to the policy for the remainder of the policy year, of an amount necessary to keep the policy In Force.

•
Premium Waiver Benefit– The benefit received under the Premium Waiver Rider. The benefit takes the form of a monthly credit to the policy upon the Insured’s total disability for 6 consecutive months not caused by a risk not assumed. The amount credited to the policy is the lesser of; the Premium you specified; or the average actual monthly Premiums you paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).

D)	All charges have been rounded to the nearest cent as requested. Please see the attached revised fee tables in Exhibit A.

E)
All charges that vary based on personal characteristics now include maximum, minimum and representative charges for the insured pursuant with instruction 3(b) to Item 3. Please see the attached revised fee tables in Exhibit A.

F)
Any charge that was represented in the fee table annually has been changed to reflect a monthly charge/rate. Specifically, the Mortality and Expense Risk charge is impacted by this comment. Please see the attached revised fee tables in Exhibit A.

G)	The single option previously included in the fee table that has no charge has been removed from the fee table. Please see the attached revised fee tables in Exhibit A.

6.	Transaction Fee Table – Accelerated Death Benefit (“ADB”) Rider Charge (p. 4)

Comment

Please consider stating the charge as a percentage of death benefit or cash value if possible. If this is not feasible, define “unadjusted Accelerated Benefit Payment,” and include a footnote cross referencing the narrative describing the calculation of the charge. See comment 6, above.

Response

“Unadjusted Accelerated Benefit Payment” is now defined and a footnote cross referencing the narrative describing the calculation of the charge has been incorporated.

See response 5 D (above) for the definition. The footnote now reads as follows:

6The Accelerated Death Benefit Rider Charge is comprised of two sets of charges; an Administrative Expense Charge and a Rider Charge. The Accelerated Death Benefit Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the accelerated death benefit. The Maximum charge assumes: an interest rate of 15%; a risk charge of 5%; and a 1 year life expectancy for the Insured. The Minimum charge assumes: an interest rate of 4%; a risk charge of 2%; and a life expectancy for the Insured that is less than or equal to 3 months. For a detailed description of the charges, including an example, see the "Accelerated Death Benefit Rider” section of this prospectus.

7.      Periodic Charge Table (p.5):

a. Comment

Underwriting and Distribution Charge: Footnote 13 indicates that this charge varies with personal characteristics. If so, please present maximum, minimum and representative charges per Instruction 3(b) to Item 3. Alternatively, revise related footnote. Also, please capitalize the term “base policy” and define it in the Glossary.

a. Response

Maximum, minimum and representative charges have been presented. Please see the attached revised fee tables as well as the updated footnote below. The term “Base Policy Specified Amount”, presented as part of the charge description, has been defined and included in the Glossary. Please see response 5 D (above) for the definition.

“10 The Underwriting and Distribution Charge varies by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the insured at the time of issue. The Maximum charge assumes: an issue age of 85 and Base Policy Specified Amount of $250,000. The Minimum charge assumes: a policy in effect in years 8 and thereafter, as measured from the Policy Date for the initial Specified Amount. The charges shown may not be representative of the charges that a particular policy owner may pay. For a more detailed description of the charge, including a complete schedule of charges, see the "Underwriting and Distribution Charge” section of this prospectus.”

b.Comment

Policy Loan Interest Charge: Please consider stating the charge as a percentage of the outstanding policy loan amount. You may present the net policy loan interest charge provided it is clearly identified as a net value.

b. Response

The Policy Loan Interest Charge has been restated as a percentage of the outstanding policy loan amount.

Originally, the maximum and current charges were stated as:

“$45 per $1,000 of outstanding policy loan”

Now, the equivalent maximum and current charges as a percentage are stated as:

“4.5% of outstanding policy loan”

c. Comment

Monthly Flat Extra: Please include a line item for the “monthly flat extra assessed for substandard ratings” indicated on page 19 under the Cost of Insurance Charge heading or explain why this is not appropriate.

c. Response

It is not appropriate to include the “monthly flat extra assessed for substandard ratings” as a line charge as it applies in limited cases and is not assessed as a separate charge. If a “monthly flat extra charge” is applicable, the charge is included in the Cost of Insurance Charge.

Pursuant to your instruction in comment 16. Flat Extra Charge, language describing the charge has been included. Please see the response to comment 16 to follow.

8. Periodic Charge Table for Optional Riders (pp. 6-7)

a. Comment

Applicable Specified Amount for Representative Contractowners: The assumed Specified Amount for a representative contractowner is not presented consistently across the various riders. Unless inappropriate, please assume the same representative contractowner for all the riders and describe the specified amount assumptions consistently (e.g., total or based specified amount).

a. Response

The assumed Specified Amount for a representative contractowner has been revised, where possible, for consistency. Where appropriate, the same representative contractowner has been assumed. The specified amount assumptions are described consistently, where possible.
The primary representative contractowner assumptions are as follows:

•	Male
•	Age 35
•	Preferred non-tobacco
•	$500,000 Base Policy Specified Amount

Deviations from the primary assumptions may be explained as follows:

Overloan Lapse Protection Rider Charge – The representative assumptions currently listed are appropriate and differ from the primary assumptions because they are not relevant considering certain rider requirements and functionality. For example, this rider is assessed a one-time charge when invoked and may not be invoked until certain requirements are met, including the requirement that the Insured be at least Attained Age 75.  Additionally, the Base Policy Specified Amount and the underwriting classification of the Insured are not relevant in calculating this charge.

Accelerated Death Benefit Rider Charge – The representative assumptions currently listed are appropriate as the age, sex and underwriting classification of the Inured, as well as, the Base Policy Specified are not relevant in calculating the charge associated with this rider.

Long-Term Care Rider Charge – The representative assumptions currently listed are appropriate as the Base Policy Specified Amount is not relevant in calculating the charge associated with this rider.

Spouse Life Insurance Rider Charge – The representative assumptions currently listed are appropriate as a female insured and a $100,000 Rider Specified Amount illustrate the typical representative for this rider.
Accidental Death Benefit Rider Charge – The representative assumptions currently listed are appropriate as a $100,000 Rider Specified Amount illustrates the typical representative for this rider.

Premium Waiver Rider Charge – The representative assumptions currently listed are appropriate as the Base Policy Specified Amount is not relevant in calculating the charge associated with this rider.

Additional Insured Rider Charge – The representative assumptions currently listed are appropriate.  If this rider is elected as part of the base Policy, the Rider Specified Amount is in addition to the Base Policy Specified Amount. The term “Total Specified Amount” is used to articulate this combination of distinct Specified Amounts, the Base Policy and Rider Specified Amounts. This term is now defined and included in the Glossary as follows:

“Total Specified Amount” - The sum of the Base Policy Specified Amount and the Rider Specified Amount.

b. Comment

Adjusted Sales Load (“ASL”) Rider Charge: This charge also appears to vary with personal characteristics; please revise. See Comment 8(a), above. Also, to the extent possible, please limit the table through an appropriate footnote cross-referencing a narrative description of the charge. In the narrative description of the charge, please explain how “aggregate monthly Premiums” differs from the total Premiums paid or delete the word “monthly”.

b. Response

The ASL Rider Charge does not vary with personal characteristics of the Insured. The original footnote reference was included in error and has been removed. Also, the word “monthly” was incorrectly located in the original sentence. It has been moved to the appropriate location within the sentence, as follows:

Original sentence:
The charge is the product of your aggregate monthly Premiums since the Policy Date, the portion of Premium Load you choose to replace (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354.

New sentence:
The monthly charge is the product of your aggregate Premiums since the Policy Date, the portion of Premium Load you choose to replace (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354.

c. Comment

Children’s Term Insurance Rider Charge: Please indicate when the charge is deducted. Also, per Comment 9(a), above, please limit the text in Amount Deducted column of the table for this Charge and charges for the Spouse Life Insurance Rider and the Accelerated Death Benefit Rider.

c. Response

The Children’s Term Insurance Rider Charge is deducted monthly and this information has been added to the When Rider Charge is Deducted column of the table.

As requested, the text in text in Amount Deducted column of the table for the following riders has been limited by removing the phrase, “taken proportionately from the Sub-Accounts and the Fixed Account,” and added to the appropriate footnote for each rider:

•	Children’s Term Insurance Rider Charge
•	Spouse Life Insurance Rider Charge
•	Accelerated Death Benefit Rider Charge
•	Adjusted Sales Load Rider Charge
•	Accidental Death Benefit Rider Charge
•	Waiver of Monthly Deductions Rider Charge

Please see the attached revised fee tables and footnotes.

9. Fee Table Footnotes (pp.8-9)

a. Comment

For all charges that vary based on individual characteristics, please (i) identify the characteristics assumed for the maximum and minimum charges in the table; (ii) state the charges shown may not be representative of the charge that a particular contractowner may pay; and (iii) indicate how a contractowner can find more information about his or her specific cost. See instruction 3(b) to Item 3.

a. Response

All charges that vary based on individual characteristics now include, (i) the characteristics assumed for the maximum and minimum charges in the table; language indicating that the charges shown may not be representative of the charge that a particular contractowner may pay; and language indicating how a contractowner can find more information about his or her specific cost. Please see the attached revised fee tables and footnotes. The following charges have been impacted:

•	Surrender Charge
•	Cost of Insurance Charge
•	Underwriting and Distribution Charge
•	Long-Term Care Rider Charge
•	The Spouse Life Insurance Rider Charge
•	The Accidental Death Benefit Rider Charge
•	The Waiver of Monthly Deductions Rider Charge
•	The Premium Waiver Rider Charge
•	The Additional Term Insurance Rider Charge
•	The Extended Death Benefit Guarantee Rider Charge

10. Fixed Investment Option (p.10)

Comment

Please revise the end of the first paragraph. Rule 421.

Response

The end of the first paragraph has bee revised as follows:

Original sentence:	Net Premium that you allocate to the fixed account, which is part of our general account

New sentence:	Net Premium that you allocate to the fixed investment option is held in the fixed account, which is part of our general account.

11. Variable Investment Options (pp. 10-11)

Comment

Please remove the last sentence of the second paragraph to the discussion of separate account on page 42 where the statement will be in context. Also, please correct the name o the underlying fund called “Gartmore NVIT Emerging Markets Fund.”

Response

The sentence in question (in italics below) has been removed as requested and imbedded within the first paragraph under the heading Organization, Registration and Operation within the Nationwide VL Separate Account – G provision, as follows:

Nationwide VL Separate Account-G is a separate account established under Ohio law.  We own the assets in this account and we are obligated to pay all benefits under the policies. We may use the separate account to support other variable life insurance policies that we issue.  The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC’s supervision of the separate account’s management or investment practices or policies.

The “Gartmore NVIT Emerging Markets Fund” is correctly named. While the overwhelming majority of Gartmore fund names were change from “Gartmore” to “Nationwide”, this particular fund retained the “Gartmore” name.

12. Accumulation Unit Value, Cash Value, & Net Asset Value (pp. 11-12, 54)

Comment

The method by which contract level transaction fees and periodic charges are deducted is confusing. Pages 11 and 12 indicate that such charges are reflected in contract value by reducing the number of allocation units that corresponds to the value of the charges deducted. The definition of Cash Value on page 5 supports this. However, the glossary definitions of Accumulation Unit and Net Asset Value (“NAV”) state that the deduction of these charges is reflected in the value of each Accumulation Unit. Please reconcile this discrepancy.

Response

The method by which contract level transaction fees and periodic charges are deducted is described correctly on Pages 11 and 12. The glossary definitions of Accumulation Unit and Net Asset Value (“NAV”) were incorrectly stated and the language causing the discrepancy has removed. They are now correctly stated.

Accumulation Unit

Definition before:	The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges. Initially, we set the Accumulation Unit value at $10 for each Sub-Account.

Definition after:	The measure of your investment in, or share of, a Sub-Account. Initially, we set the Accumulation Unit value at $10 for each Sub-Account.

Net Asset Value

Definition before:
The price each share of a mutual fund in which a Sub-Account invests.  It is calculated by subtracting the mutual fund’s liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Accumulation Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts. The price each share of a mutual fund in which a Sub-Account invests.  It is calculated by subtracting the mutual fund’s liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Accumulation Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts. Accumulation Unit values do reflect these deductions.

Definition after:
The price each share of a mutual fund in which a Sub-Account invests.  It is calculated by subtracting the mutual fund’s liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Accumulation Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts.

13. Sub-Account Transfers (p.12)

Comment

Please clarify that if market timing is not successfully deterred, contract owners remaining in the affected underlying fund bear the resulting increased costs.

Response

Comment 13 has been addressed by adding language to the end of the last paragraph under the Sub-Account Transfers section of the Transfers Among and Between the Policy Investment Options provision. The paragraph, including the added language (in italics) now reads as follows:

“To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of Sub-Accounts that are actively traded will be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.”

14. Cash Value (p. 15)

Comment

The status of the loan account is unclear. Please revise the fourth sentence under the bullet points to clarify where the loan account values are held if not in the general account.

Response

The status of the loan account was incorrectly stated. The loan account is held in the general account, however it is credited with a different rate of interest. The incorrect language has been removed and replaced with correct language. Please see the italicized language and the two sections of the prospectus that were updated to reflect this language change:

1. Cash Value provision - the fourth sentence under the bullet points

“Surrenders and policy charges and deductions will reduce the Cash Value.  Thus, the Cash Value will fluctuate daily and there is no guaranteed Cash Value.  Accordingly, if the Cash Value is a factor in calculating a benefit associated with the policy, the value of that benefit will also fluctuate.  The loan account is part of our General Account and will not be affected by the Investment Experience of the Sub-Accounts. While they are both part of our General Account, the fixed investment option and the loan account are credited interest at different rates. If the policy is surrendered, The Cash Value will be reduced by the amount of any outstanding policy loans and unpaid charged interest in the loan account to calculate the Cash Surrender Value.”

2. Net Effect of Policy Loans section of the Policy Loans provision – second paragraph

“The amount transferred to the loan account is part of our General Account and will not be affected by the Investment Experience of the Sub-Accounts. The loan account is credited interest at a different rate than the fixed investment option. Even if it is repaid, a policy loan will affect the policy, the Cash Surrender Value and the Death Benefit.  If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse.”

15. Changing the Amount of Insurance Coverage (p.16)

Comment

In the fourth paragraph under this header, please say where the contractowner can find his or her “minimum Specified Amount.”

Response

The fourth paragraph has been updated to include the language requested. Please see the italicized language to follow:

“We will deny any request to reduce the Specified Amount below the minimum Specified Amount shown on the Policy Data Page.  We will also deny any request that would disqualify the policy as a contract for life insurance.  To decrease the Specified Amount, you must submit a written request to our Home Office.”

16. Flat Extra Charge (p.19)

Comment

Please describe the flat extra charge mentioned in the first paragraph under “Cost of Insurance Charge.” Per Item 5(a), identify the value of the charge as well.

Response

The following language was added to the end of the first paragraph under the Cost of Insurance section of the Standard Policy Charges provision and addresses the comment by describing the charge and identifying the value.

“A flat extra charge represents an added cost due to an increased risk of providing life insurance. A flat extra charge is associated with non-medical factors such as occupation, aviation, driving, or other factors that present an increased exposure to accident or health hazards. The flat extra charge is the product of the Net Amount at Risk and the flat extra rate which is shown on the Policy Data Page.”

17. Mortality & Expense Risk Charge (pp.19-20)

Comment

The fee table says the maximum charge is $8.00 per $1,000 of variable cash value; the narrative on page 20 says $6.00 instead. Please reconcile.

Response

The discrepancy has reconciled. The correct charge is $8.00, not $6.00. The narrative has been changed to reflect the correct amount.

18. Underwriting & Distribution Charge (p.20)

Comment

Please identify the units of the values in the chart.

Response

Some of the information in the original chart was incorrectly stated. The information has been updated to reflect the proper charge structure. Please see the original chart and the revised chart to follow:

Original Chart

Issue Age	Charge for the first $250,000 of Variable Cash Value	Charge for Variable Cash Value in excess of $250,000
0-35	0.15	0.05
36-39	0.16	0.05
40-50	0.17	0.05
51-55	0.18	0.05
56-60	0.19	0.05
61+	0.20	0.05

Revised Chart

Issue Age	Per $1,000 Charge for the first $250,000 of Base Policy Specified Amount	Per $1,000 Charge for Base Policy Specified Amount in excess of $250,000
0-35	$ 0.15	$0.05
36-39	$0.16	$0.05
40-50	$0.17	$0.05
51-55	$0.18	$0.05
56-60	$0.19	$0.05
61+	$0.20	$0.05

19. Amount of Payments We Receive (p.22)

Comment

Please delete “this policy or” from the first sentence of this section. This policy was not offered in 2006.

Response

The requested language has been removed.

20. Adjusted Sales Load Rider Charge (p.23)

Comment

If correct, please disclose that the cost of deferring the sales and premium tax expense through this rider exceeds the amount a contract owner would pay for those charges if deducted in the form of a Premium Load. Also, in the first sentence under this header, the phrase “if you elect this Rider” appears misplaced; please consider moving it. Note the same phrase and issue appear on page 27 under “Accidental Death Benefit Rider Charge.”

Response

Disclosure has been added to the Adjusted Sales Load Rider Charge header of the Adjusted Sales Load Rider section addressing increased cost of deferring the sales and premium tax expense through this rider as follows:

“Adjusted Sales Load Rider Charge. If you elect this Rider we will deduct a monthly Adjusted Sales Load Life Insurance Rider Charge to compensate us for the sales and premium tax expenses that we will not collect in the form of Premium Load.  You should expect the aggregate monthly Rider charges to be greater than the amount we would have deducted as Premium Load.”

The misplaced phrase, “if you elect this Rider”, has been changed under the Adjusted Sales Load Rider as follows:

“Adjusted Sales Load Rider Charge. If you elect this Rider we will deduct a monthly Adjusted Sales Load Life Insurance Rider Charge to compensate us for the sales and premium tax expenses that we will not collect in the form of Premium Load.”

The same change has been made to the following, other riders, :
•	Adjusted Sales Load Rider
•	Children’s Term Insurance Rider
•	Long-Term Car Rider
•	Spouse Life Insurance Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Additional Term Insurance Rider
•	Waiver of Monthly Deductions Rider

21. Long-Term Care Rider (p.24)

Comment

Please explain how the Long-Term Care Specified Amount is Determined.

Response

The following definition has been added to glossary that explains how it is determined:

“Long Term Care Specified Amount – The maximum accumulation of benefits available under the Long Term Care Rider. This amount must be at least 10% of the Base Policy Specified Amount, plus Additional Term Insurance Rider coverage, and no more than the Base Policy Specified Amount, plus Additional Term Insurance Rider coverage. You elect this amount at issue.”

22. Spouse Life Insurance Rider (p.25)

Comment

Please delete the word “either” from the second paragraph or indicate the other rider to which it refers. Also, per Item 6(b)(3), please provide a more complete discussion of the rider’s right of conversion. Specifically, identify any time limits on conversion and how the cash value of the contract may be affected by the conversion.

Response

The word “either” has been deleted from the second paragraph.

Per Item 6(b) (3), the following language has been added to the Spouse life Insurance Rider section detailing the rider’s right of conversion, including time limits and how the cash value of the contract may be affected by the conversion.

“Upon conversion, the Cash Value of the Policy to which this Rider is attached will not be affected. No evidence of the Insured’s Spouse insurability is required for conversion. The following are required to exercise this conversion right:

(1)	conversion must be applied for in writing;

(2)	you must exercise your conversion right while both:

a.
the Policy and Rider are in force and not in a grace period (if the Insured under the Policy dies anytime while this Policy and Rider are in force, conversion must be applied for within 90 days after we receive proof of death for the Insured); and

b.	prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;

(3)	the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:

a.	the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under our issue rules at the time; but

b.	no more than 100% of the Rider Specified Amount.

(4)	the new policy must be for a plan of insurance we are issuing on the date of conversion;

(5)	the Premium for the new policy will be based on the rates in effect on the date of conversion;

(6)
the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and

(7)	no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and our consent.

The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.”

23. Accelerated Death Benefit Rider (pp.25-26)

Comment

a. Restrictions on Coverage: In your response letter to the Staff, please explain the circumstances contemplated in the last bullet point on page 25.

b. Charges Associated with the Rider: The concepts of “unadjusted acceleration benefit payment” and interest rate discount are not adequately explained. Please revise the description of this charge in its entirety. The revised disclosure should explain what function the interest rate discount serves, what unadjusted acceleration benefit is, and why wither one matters. It should also explain the relationship between that interest rate discount and the insurance company’s risk.

c. Calculation of the Accelerated Death Benefit: Please explain what “unpaid premium” means and where the “Rider Percentage” comes from.

Response

a.
Restrictions on Coverage– We reviewed the bullet point in question which is regarding not allowing the accelerated death benefit to be used if it is required to “apply for, obtain, or keep a government benefit or entitlement.”  Upon further review, we determined this bullet point is not a valid restriction as we do not restrict coverage under these conditions.  We apologize for this oversight and this bullet point has been removed.

b.
Charges Associated with the Rider– The “unadjusted acceleration benefit payment” is simply the acceleration benefit payment before our charge deductions and adjustments.  We have added a definition of unadjusted acceleration benefit payment in Appendix B.  We have revised the disclosure on the interest rate discount to further explain its nature.

c.
Calculation of the Accelerated Death Benefit– The term “unpaid premium” refers to situations where the policy is in a grace period.  If the policy is in a grace period, premium that is due has not been paid.  Prior to paying the accelerated death benefit, it is entirely reasonable and fair to request payment of this unpaid premium.  Just as death benefit payments are adjusted by the deduction of unpaid premium, it is practical and actuarially sound to deduct unpaid premium prior to accelerating payment of the death benefit.  In reviewing our disclosure, it is also clear that this concept was not fully explained and we appreciate the Staff’s comment.

The Rider Percentage is the percentage of the Base Policy Specified Amount the policy owner elects to accelerate and receive prior to the Insured’s death.

We have revised the description of these components in the calculation of the accelerated death benefit.

24. Premium Waiver Rider (p.27)

Comment

Please indicate when this charge can or must be elected.

Response

The language in bold has been added indicating when the charge is elected:

“Premium Waiver Rider Charge.  If you elect this Rider, we will begin deducting a monthly Premium Waiver Rider Charge to compensate us for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured’s total disability for 6 consecutive months.”

25. Change of Insured Rider (p.27)

a. Comment

Please delete the word “business” from Condition 1 or explain why this prerequisite applies if the contracts are not offered solely through corporate employers.

a. Response

Invocation of this Rider requires the existence of a business relationship between the policy owner and both the named Insured under the policy at the time of change and the new Insured to be named for the following reasons:

1.
Corporate Insurance Market Nuances – The function and design, or purpose, of this rider is to enable a corporate purchaser, seeking to fund a corporate liability with life insurance, the ability to maintain continuity in their funding by being able to change the insured in the event the insured leaves, or no longer is a participant in the benefit plan. While this contract is not offered solely through corporate employers, corporate employers do purchase these contracts, and other individual variable universal life insurance contracts, for the purpose of funding nonqualified employee benefit plans. This rider is traditionally offered in the large-business Corporate Owned Life Insurance (COLI) market. Making it available to those small-business owners who do not have access to large-business COLI enables small-businesses to fund their benefit plans with a comparable contract, at least with respect to this rider.

2.
Adverse Tax-Consequence – Exercise of the right to change the insured may have tax consequences, such as the cash value becoming taxable to the policy owner. Corporate purchasers are arguably more sophisticated compared to individual purchasers, making corporate purchasers better suited for this rider. Making this rider available to an individual arguably places him or her at a greater risk of facing a one-time tax issue upon exercise of this rider as the purpose this rider, having the ability to change the insured of their policy, does not serve the general interests of the average individual purchaser.

3.
101(j) of the Internal Revenue Code – Newly enacted Internal Revenue Code section 101(j) mandates heightened restrictions on employers looking to purchase insurance on the lives of their employees. Many states have enacted their own regulations as a result of 101(j). Many state regulations focus on increased consent requirements. The functionality of the Change of Insured Rider, while it does not specifically result in an employer meeting their consent requirements under 101(j) and/or a state specific regulation, does aid them administratively by enabling an employer to replace the insured under an employer owned contract, with a new insured, rather than seeking new consent from that employee in an attempt to continue the plan with the contract, that now would insure the life of a terminated employee. For example, in New York, assuming certain circumstances, such as, when an employee leaves the company and/or no longer is due any benefits under an employer sponsored benefit plan funded by insurance, the employer is required to obtain consent from the employee in order to maintain the insurance coverage. Following this example, and assuming the benefits afforded under this rider, the employer may replace, or change, the insured rather than having to obtain consent, and if consent is not granted, surrender the policy; and finally

4.
Anti-Selection – In offering this rider only in a controlled, business setting, the risk of anti-selection on our part is minimal. Making this rider available to any individual purchaser would increase our exposure to anti-selection as any individual policy owner would receive a contractual right to change the insured under the policy.

b. Comment

New Insured: Please confirm that there are no circumstances in which the policy's death benefit will be affected by policy charges that vary based on individual characteristics. Alternatively, in your response letter, explain why the Death Benefit will not be affected if the underwriting classification and characteristics of the new insured change the policy's costs.

b. Response

Currently, the following definitions are included in the prospectus:
Death Benefit – the amount we pay to the beneficiary upon the Insured’s death, before payment of any unpaid outstanding loan balances or charges.
Specified Amount – the dollar or face amount of insurance coverage the owner selects.

The first sentence of the second paragraph under the Change of Insured Rider section currently states, “The amount of insurance coverage after the change date shall be the total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code and (2) such specified amount equals or exceeds the minimum total Specified Amount shown on the Policy Data Pages”.

The following disclosure has been added to the end of the first paragraph of the Change of Insured Rider section to help clarify how changing the insured under the rider will impact the policy. “At the time of the change, the costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured”.

26. Additional Term Insurance Rider Charge (p. 28)

Comment

Please clarify the statement, "[t]he Rider Death Benefit is based on the death benefit option elected by you for the base policy and will be equal to the difference between the total death benefit and the base policy death benefit." (emphasis added.) The quoted description of the Rider Death Benefit appears circular.

Response

After reading through the sentence with your comment in mind, we agree that it appears circular. We were able to clarify this statement by removing the phrase, “is based on the death benefit option elected by you for the base policy and”. In retrospect, this language is unnecessary as the death benefit option is already part of determining the death benefit. To reiterate this fact is duplicative and confusing. The sentence now reads as follows:

“The Rider Death Benefit will be equal to the difference between the total death benefit and the base policy death benefit”.

27. Waiver of Monthly Deduction Rider (p. 29)

Comment

Please describe the kind of circumstances in which rider's benefit may not be sufficient to keep the policy from lapsing.

Response

It appears your comment has stemmed from the following note including in this rider section:
“Note:  This Rider's benefit alone may not be sufficient to keep your policy from Lapsing.  You may need to make additional Premium payments to prevent Lapse.  Thereafter, with this Rider, it will cost you less, on a monthly basis, to keep the policy In Force.”

We apologize in that this note was included in error. It is a note that applies to the Premium Waiver Rider, which is a similar rider, in form, to this one. The difference being that, with the Premium Waiver Rider, the benefit is equal to an amount of premium paid. Under this format, there may be situations where the benefit received is still less than the amount needed to cover the monthly costs attributed to the policy. The Premium Waiver Rider section, I believe, includes appropriate language in this regard. Again, here, the note does not apply and was included in error.

28. Extended Death Benefit Guarantee Rider (pp. 29-3)

Comment

a.
Generally: The purpose and operation of this rider are very difficult to understand. Please revise the provision in its entirety using the more specific comments below as guidelines. The disclosure should explain why a contractowner would want this rider, the general circumstances under which it would be beneficial, and the general circumstances in which it would not provide a benefit or the benefit would be negligible.

b.
Alternative Required Premium Amounts: Please describe the function served by designating an Extended Death Benefit Guarantee ("EDBG") Accumulated Premium and an EDBG Advanced Payment Accumulated Premium, how the two values differ, and how each value is related to the ultimate benefit provided by the rider.

c.
Cumulative Premium Tests: Please explain what "returned Premium" is and how the EDBG Accumulated Premium amount is determined. Also, please rewrite the "Note" paragraph under sub-paragraph 1 and the second sentence of sub-paragraph 2 in clear, simple terms. Similarly, the disclosure explaining when the EDBG Advanced Payment Accumulated Premium Test no longer applies is too complex to be useful. Rule 421.

d.	Effect of Partial Surrenders & Policy Loans: Please define the various acronyms and terms of art in this section.

e.
Other Riders (p.31): The concept of "receiving benefits" under the rider is confusing. It appears the benefit is not a tangible thing received; it prevents the commencement of the grace period. If correct, please describe the operation of the rider in terms more suited to the benefit provided. Also, in your response letter, please explain to the Staff the kind of complex interactions alluded to in the bold paragraph at the end of this section.

Response

a.
I have revised the provision in its entirety, attempting to use your more specific comments below as guidelines. Due to the fact I have completely rewritten the section, I have not included the rewrite in this letter. Please see the revised registration statement. Thank you.

b.
In revising the section in its entirety, I have attempted to describe the function served by designating an Extended Death Benefit Guarantee ("EDBG") Accumulated Premium and an EDBG Advanced Payment Accumulated Premium, how the two values differ, and how each value is related to the ultimate benefit provided by the rider.

I have also included in the glossary, definitions as follows:

•
Extended Death Benefit Guarantee Coverage Amount – The amount of the Base Policy Specified Amount multiplied by the elected percentage of the Base Policy Specified Amount you irrevocably elect to be guaranteed not to lapse under the Extended Death Benefit Guarantee Rider, excluding the Additional Term Insurance Rider and any coverage provided by other riders, subject to a minimum required percentage determined at the time of application.

•
Extended Death Benefit Guarantee Accumulated Premium or EDBGAP – A specified cumulative monthly Premium amount payable over the period of time you elect for which the Extended Death Benefit Guarantee Coverage Amount will be guaranteed not to lapse.

•
Extended Death Benefit Guarantee Advanced Payment Accumulated Premium or EDBGAPAP – A specified cumulative total Premium amount that if paid within the first 10 Policy years, will guarantee the Extended Death Benefit Guarantee Coverage Amount will not lapse for period of time you elect.

•	Net Accumulated Premium – Cumulative Premiums less any partial Surrenders, Indebtedness, and any return of Premium due to Internal Revenue Code Section 7702 guidelines.

c.	I have included a definition for "Returned Premium" in the Glossary. It reads as follows:

•	Returned Premium – Any return of Premium due to Internal Revenue Code Section 7702 or 7702A guidelines.

Additionally, I have attempted to rewrite the following, in clear and simple terms:

•	how the EDBG Accumulated Premium amount is determined;

•	the "Note" paragraph under sub-paragraph 1:

•	the second sentence of sub-paragraph 2; and

•	the disclosure explaining when the EDBG Advanced Payment Accumulated Premium Test

d.	The various acronyms and terms of art in the Effect of Partial Surrenders & Policy Loan have been addressed.

e.
I have attempted to clarify the concept of "receiving benefits" under the rider. I believe that the rewrite better explains the benefit received, the interaction of this rider with the commencement of the grace period, and the complex interactions alluded to in the bold paragraph at the end of this section.

f.
The following language has been added to the second-to-last paragraph under the Extended Death Benefit Guarantee Rider Available Investment Option section explaining what happens to a contractowner if one of his or her underlying fund options is eliminated from the list of available options:

“If we substitute or delete Sub-Account from the list of available investment options, such substitution or deletion will not affect existing Policies where the Extended Death Benefit Guarantee Rider is already in effect”.

29. Partial Surrender (p. 34)

Comment

In the second paragraph, please clarify the phrase "most recent monthly deductions." Specifically, does this refer to transaction charges from the previous month as well as periodic charges?

Response

The following language has been added to the end of the second paragraph under the Partial Surrender section to clarify the phrase "most recent monthly deductions:"

Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:

1. Mortality and Expense Risk Charge; plus

2. Administrative Charges; plus

3. the monthly cost of any additional benefits provided by any Riders; plus

4. the Base Policy Specified Amount Cost of Insurance.

30.  Extending the Maturity Date (p. 36)

Comment

Please clarify why a contractowner is given a choice between extending for Cash Value and extending for Specified Amount if the greater will apply automatically.

Response

The language discussing the maturity date extension has been revised. The revised language better explains the circumstances when a contractowner would have a choice between extending the policy for Specified Amount verses extending the policy for cash value. Historically, some states required both options be made available. In the past, we had addressed this distinction by filing both options with all the states. Overtime, the practice of offering both options in every state has been discontinued. Today, with current products, both options are only available where required by state law. We attempt to address this two-option distinction in order to utilize one registrations statement. The original language was poorly drafted. The new language appears to be more appropriate.

Original Language:

The Maturity Date extension will either be for the policy value (as defined below) or for the Specified Amount (subject to the law of the state in which you lived at the time you purchased the policy), at your choice.  If the policy's Maturity Date is extended, we will endorse the policy so that:

The Maturity Date extension will either be for the policy value (as defined below) or for the Specified Amount (subject to the law of the state in which you lived at the time you purchased the policy), at your choice.  If the policy's Maturity Date is extended, we will endorse the policy so that:

(1)	no changes to the Specified Amount will be allowed;

(2)	no changes to the Death Benefit option will be allowed;

(3)	no additional Premium payments will be allowed;

(4)	no additional periodic charges will be deducted;

(5)	100% of the policy's Cash Value will be transferred to the Fixed Account; and

(6)	if you extend for the Cash Value, your policy's Death Benefit will become the Cash Value, regardless of your previous Death Benefit option choice; or

(7)
if you extend for the Specified Amount, the Specified Amount will be adjusted to what it was when the Insured reached Attained Age 85, but excluding any coverage provided by the Additional Term Insurance  Rider, and subject to any partial surrenders (which will affect the Specified Amount of a policy with Death Benefit Option One) based on the Insured's Attained Age at the time the partial surrender is requested.  While the Insured is between the Attained Ages of 86 and 90, a partial surrender will decrease the Specified Amount proportionately.  If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.

Notwithstanding your choice between items (6) and (7) above, the Proceeds will be the greater of the policy's Specified Amount or Cash Value unless you have invoked the Overloan Lapse Protection Rider, in which case the Proceeds may be reduced.

New Language:

The Maturity Date extension will be for the Specified Amount, or the policy Cash Value if required by law in the state in which you lived at the time you purchased the policy, regardless of your previous Death Benefit option choice. If the policy's Maturity Date is extended, we will endorse the policy so that:

1.	no changes to the Specified Amount will be allowed;

2.	no changes to the Death Benefit option will be allowed;

3.	no additional Premium payments will be allowed;

4.	no additional periodic charges will be deducted;

5.	100% of the policy's Cash Value will be transferred to the Fixed Account; and

6.
the Specified Amount will be adjusted to what it was when the Insured reached Attained Age 85, but excluding any coverage provided by the Additional Term Insurance Rider, and subject to any partial surrenders (which will affect the Specified Amount of a policy with Death Benefit Option One) based on the Insured's Attained Age at the time the partial surrender is requested.  While the Insured is between the Attained Ages of 86 and 90, a partial surrender will decrease the Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.

Notwithstanding the above, if you have invoked the Overloan Lapse Protection Rider the Proceeds may be reduced. For additional information refer to the “Overloan Protection Rider” section of this prospectus.

31.  Payment of Policy Proceeds (p. 37)

Comment

Please confirm that any settlement contract provided in exchange for the policy as a payout option will comply with Rule 1 la-2 under the Securities Act of 1940 or confirm that Registrant has appropriate exemptive relief to permit such an exchange.

Response

We confirm that any settlement contract provided in exchange for the policy as a payout option complies with Rule 1 la-2 under the Securities Act of 1940. Any payout option listed is not made in exchange for the original policy. Rather, the settlement option contracts are in exchange for the death benefit proceeds, which only come due upon the termination of the contract due to the death of the insured.

32.  Glossary (pp. 54-55)

Comment

Please add definitions of the following terms as they appear on the pages indicated: Accelerated Benefit Payment (p. 4); Base Policy (p. 4); Proceeds (p. 14); Unadjusted Accelerated Death Benefit Payment (p. 25); Unpaid Premium (p. 26); Rider Percentage (p. 26); Returned Premium (p. 29); Forceout of Premium (p. 29); Net Accumulated Premium (p. 30); EDBGAP (p. 30); EDBGAPAP (p. 30) Extended Death Benefit Guarantee Coverage Amount (p. 31); Option 3 Maximum Increase (p. 35); and Option 3 Interest Rate (p. 35).

Response

Definitions for the terms have been added to the Glossary:

•
Extended Death Benefit Guarantee Coverage Amount – The amount of the Base Policy Specified Amount multiplied by the elected percentage of the Base Policy Specified Amount you irrevocably elect to be guaranteed not to lapse under the Extended Death Benefit Guarantee Rider, excluding the Additional Term Insurance Rider and any coverage provided by other riders, subject to a minimum required percentage determined at the time of application.

•
Extended Death Benefit Guarantee Accumulated Premium or EDBGAP – A specified cumulative monthly Premium amount payable over the period of time you elect for which the Extended Death Benefit Guarantee Coverage Amount will be guaranteed not to lapse.

•
Extended Death Benefit Guarantee Advanced Payment Accumulated Premium or EDBGAPAP – A specified cumulative total Premium amount that if paid within the first 10 Policy years, will guarantee the Extended Death Benefit Guarantee Coverage Amount will not lapse for period of time you elect.

•
Net Accumulated Premium – Cumulative Premiums less any partial Surrenders, Indebtedness Unadjusted Accelerated Death Benefit Payment – An amount equal to the percentage of the Base Policy Specified Amount you elect multiplied by the Base Policy Specified Amount, when the request for payment under the Accelerated Death Benefit Rider. The unadjusted amount does not include risk charges and adjustments we make due to the premature payment of the Base Policy Specified Amount being made.

•	Accelerated Death Benefit Payment– The actual benefit amount you will receive under the Accelerated Death Benefit Rider if the Eligibility and Conditions for Payment section is satisfied.

•
Base Policy Specified Amount – The amount of Death Benefit coverage under the policy on the Policy Date, excluding any Rider Specified Amount.  Subsequent to the Policy Date, the Death Benefit coverage will equal or exceed this amount unless you request a decrease in the Base Policy Specified Amount or take a partial surrender.

As far as the other terms identified in your comment, they have addressed as follows:

Forceout of Premium – The use of this term has been eliminated. It was inadvertently included and used synonymously with the, now defined term, “Returned Premium.”

Proceeds – Your comment identified this term which is already defined in the glossary as follows. It is easy to overlook as the actual term is included with the term, “Policy Proceeds”.

“Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy adjusted to account for any unpaid charges or policy loans and Rider benefits”.

Rider Percentage – This term has been addressed by adding clarifying language to the body of the prospectus, as follows:

Original language:

Calculation of the Accelerated Death Benefit.  When you make a claim for acceleration of the death benefit, you must elect a percentage, called the Rider Percentage, of the Specified Amount you wish to receive.

New language (in bold):

Calculation of the Accelerated Death Benefit.  When you make a claim for acceleration of the death benefit, you must elect a percentage of the Base Policy Specified Amount you wish to receive. This elected percentage of the Base Policy Specified Amount is referred to as the Accelerated Death Benefit Rider Percentage, or Rider Percentage.

Base Policy – The defined term Base Policy Specified Amount has been included in the glossary. See above.

Option 3 Maximum Increase and Option 3 Interest Rate– Rather than adding defined terms to the glossary, these terms have been addressed by adding clarifying language to the body of the prospectus, as follows:

Original language:
Death Benefit Option Three.  The Death Benefit will be the greater of the Specified Amount plus the accumulated premium account (which consists of all Premium payments minus all partial surrenders as of the date of the Insured's death), or the Minimum Required Death Benefit.  The amount of the accumulated premium account, which will be based on the Option Three Interest Rate stated on the Policy Data Page, will be no less than zero or more than the Option Three Maximum Increase which is also stated on the Policy Data Page.

New language (in bold):
Death Benefit Option Three.  The Death Benefit will be the greater of the Specified Amount plus the accumulated premium account (which consists of all Premium payments, plus interest, minus all partial surrenders as of the date of the Insured's death), or the Minimum Required Death Benefit. The interest rate attributable to the accumulated premium account is referred to as the Option Three Interest Rate and is stated on the Policy Data Page. The amount of the accumulated premium account will be no less than zero or more than the Option Three Maximum Increase, which is a limit or “cap” placed on Death Benefit increases when Death Benefit Option Three is elected at issue. The Option Three Maximum Increase is stated on the Policy Data Page.

33.  Surrender Charge Examples (pp. 56-57):

Comment

a.	Maximum Surrender Charge Equation: Please clarify which of the following equations applies:

(a or b) * p + (c * d)                                                or                 [(a orb) * p + el * d

b.
Surrender Charge Percentage Range: Please explain why the figures for males and females between ages 0 and 72 all fall between 64% and 65% when p defines the surrender charge percentage as a range from 24% to 65%.

c.  Example 1: Please explain the relationship between the 76.0% and the 77.5% figures.

d.	Final Example: Please confirm that the following figures are appropriate: $3,834.50, $564.05, $3,738.38 and $520.59.

Response

a.	The following equation applies:(a or b) * p + (c * d)

b.
The figures for males and females between the ages of 0 and 72 all fall between 64% and 65%. The factor drops from 64% after issue age 72 to 24% at age issue 85, which is represents the oldest issue age permissible.

c.
The 76.0% and the 77.5% figures should be the same. They are the same in the “clean” version (77.5% and 77.5% ) of the registration statement under review. In trying to understand the question, I believe the redlined version, which originated from a previous, separate registration may list two different numbers.

d.	The following figures are appropriate: $3,834.50, $564.05, $3,738.38 and $520.59.

34.  Outside Back Cover Page

Comment

The correct the zipcode for the Commission's Public Reference Room is 20549-8090.

Response

The correct zipcode has been incorporated. Thank you.

35.  Surrender Charge Percentage Chart (SAI, p. 6)

Comment

Please confirm that the figures in the Surrender Charge Percentage Chart on page 6 of the SAI are correct.

Response

The figures in the Surrender Charge Percentage Chart of the SAI are correct.

36.  Item 29 Indemnification (Part C)

Comment

Please delete the last sentence of the response to this item or explain why it is appropriate.

Response

We respectfully assert that the following statement is appropriately stated:
“However, the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted.”

We feel the statement has been issued appropriately, based on the following:

•	our understanding of the opinion of the Security and Exchange Commission regarding the indemnification of directors, officers or controlling persons for liabilities under the Securities Act of 1933;

•	in light of the proceeding language; and in light of

•	the limiting phrase, “successful defense, ” within the statement itself.

37.  Miscellaneous

Comment

Any exhibits, financial statements and any other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement.

Response

Any exhibits, financial statements and any other required disclosure not included in this registration statement will be filed in a pre-effective amendment to the registration statement.

38.  Representations

Comment

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response

Thank you for providing us with this information. Our acknowledgment of the above mentioned items is on the first page of this correspondence.

We appreciate your continued review of this matter.  If you have any questions about this filing, please reply to me at the contact information on the first page of this correspondence.

Sincerely yours,

/s/ STEPHEN F. AYERS
Stephen F. Ayers
Senior Counsel
Office of General Counsel
Nationwide Life and Annuity Insurance Company

Exhibit A
In Summary: Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy.  The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Cash Value between investmentoptions.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load[1]	Upon making a Premium payment	Maximum: $65 from each $1,000 of Premium	Currently: $65 from each $1,000 of Premium
Premium Taxes[1]	Upon making a Premium payment	Maximum: $35 from each $1,000 of Premium	Currently: $35 from each $1,000 of Premium
Short-Term Trading Fee[2]	Upon transfer of Sub-Account value out of a Sub-Account within 60 days after allocation to that Sub-Account	Maximum: $10 per $1,000 transferred	Currently: $10 per $1,000 transferred
Illustration Charge[3]	Upon requesting an illustration	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 2% of the amount surrendered, from the policy's Cash Value	Currently: $0
Surrender Charge[4]	Upon surrender, policy Lapse, or certain Specified Amount decreases[5]	Maximum: [6] $52.45 per $1,000 of Specified Amount	Minimum: [7] $0.00 per $1,000 of Specified Amount
Representative: an age 35 male preferred non-tobacco with a Specified Amount of $500,000 and a complete surrender of the policy in the first year	Upon surrender or policy Lapse	$9.30 per $1,000 of Specified Amount from the policy's Cash Value
Overloan Lapse Protection Rider Charge[5]	Upon invoking the Rider	Maximum: $42.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Accelerated Death Benefit Rider Charge[6]
Administrative Expense Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Rider Charge	Upon invoking the Rider	Maximum: $200 per $1,000 of Unadjusted Accelerated Death Benefit Payment	Minimum: $30 per $1,000 of Unadjusted Accelerated Death Benefit Payment
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, and an assumed interest rate of 5% and a risk charge of 5%.	Upon invoking the Rider	$100 per $1,000 of Cash Value
Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including mutual fund operating expenses.

Periodic Charges Other Than Mutual Fund Operating Expenses[7]
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge[8]	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: an age 35 male preferred non-tobacco with a Specified Amount of $500,000 and Death Benefit Option One	Monthly	$0.10 per $1,000 of Net Amount At Risk
Mortality and Expense Risk Charge[9]	Monthly	Maximum: $0.67 per $1,000 of all variable Cash Value for all policy years	Currently: $0.67 per $1,000 of all variable Cash Value for all policy years
Administrative Per Policy Charge	Monthly	Maximum: $20 per policy	Currently: $20 per policy
Underwriting and Distribution Charge[1][0]	Monthly	Maximum: $0.20 per $1,000 of Base Policy Specified Amount	Minimum: $0.00 per $1,000 of Base Policy Specified Amount
Representative: an issue of age 35, in the first policy year, male preferred non-tobacco with a Specified Amount of $500,000 and Death Benefit Option One	Monthly	$0.15 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[11]	Annually	Maximum: 4.5% of outstanding policy loan	Currently: 4.5% of outstanding policy loan
Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Pages for more information on the costs applicable to your policy.

Periodic Charges Other Than Mutual Fund Operating Expenses For Riders[12]
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Adjusted Sales Load Rider Charge	Monthly	Maximum for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate Premiums	Currently: $0.14 for each $1,000 of aggregate Premiums
Children’s Term Insurance Rider Charge	Monthly	Maximum: $0.43 per $1,000 of Rider Specified Amount	Currently: $0.43 per $1,000 of Rider Specified Amount
Long-term Care Rider Charge[13]	Monthly	Maximum: $28.65 per $1,000 of Rider Net Amount At Risk	Minimum: $0.00 per $1,000 of Rider Net Amount At Risk
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$0.02 per $1,000 of Rider Net Amount At Risk
Spouse Life Insurance Rider Charge[14]	Monthly	Maximum: $10.23 per $1,000 of Rider Specified Amount	Minimum: $0.10 per $1,000 of Rider Specified Amount
Representative Spouse: an Attained Age 35 female non-tobacco with a Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Rider Specified Amount
Accidental Death Benefit Rider Charge[15]	Monthly	Maximum: $0.75 per $1,000 of Rider Specified Amount	Minimum: $0.05 per $1,000 of Rider Specified Amount
Representative: an Attained Age 35 male preferred non-tobacco with a Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Rider Specified Amount
Continued on Next Page

Periodic Charges Other Than Mutual Fund Operating Expenses For Riders[15] (continued)
Waiver of Monthly Deductions Rider Charge[16]	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an age 35 male preferred non-tobacco with a Specified Amount of $500,000 and Death Benefit Option One	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Premium Waiver Rider Charge[17]	Monthly	Maximum: $315 per $1,000 of Premium Waiver Benefit	Minimum: $42 per $1,000 of Premium Waiver Benefit
Representative: an age 35 male preferred non-tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit
Additional Term Insurance Rider Charge[18]	Monthly	Maximum: $83.34 per $1,000 of Rider Death Benefit	Minimum: $0.02 per $1,000 of Rider Death Benefit
Representative: an issue age 35 male, in the first policy year, preferred non-tobacco with a Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000	Monthly	$0.05 per $1,000 of Rider Death Benefit
Extended Death Benefit Guarantee Rider[19]	Monthly	Maximum: $0.40 per $1,000 of base Specified Amount	Minimum: $0.04 per $1,000 of base Specified Amount
Representative: an age 35 male preferred non-tobacco with an Extended Death Benefit Guarantee Percentage of 100% and a base Specified Amount of $500,000	Monthly	$0.05 per $1,000 of base Specified Amount

The next item shows the minimum and maximum total operating expenses, as of December 31, 2006, charged by the underlying mutual funds that you may pay periodically during the time that you own the policy.  More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.  Please contact us, at the telephone numbers or address on the first page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Mutual Fund Operating Expenses
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	Minimum 0.10%	Maximum 11.49%

1 We deduct one charge comprised of the Sales Load and Premium Taxes.  On the Policy Data Page and throughout this prospectus, this combined charge is referred to as the Premium Load. The Premium Load varies by policy based on the amount of Premium paid and length of time the policy has been In Force.  The maximum Sales Load and Premium Taxes (the Premium Load) in the table is shown on an annualized basis and reflects the maximum that may be charged in any policy year.  Currently, the maximum is only charged during the first five policy years when Premiums paid is less than the commissionable target premium amount attributed to a particular policy.  On a current basis, the Premium Load will decrease the longer your policy remains In Force.  For a complete schedule of the current charges see the "Sales Load” and “Premium Taxes” sections of this prospectus.

2 Short-Term Trading Fees are only assessed in connection with Sub-Accounts that correspond to underlying mutual funds that assess a short-term trading fee to the variable account.  Some underlying mutual funds may refer to short-term trading fees as "redemption fees."  Sub-Accounts that may assess a short-term trading fee are identified in with an "†" symbol in the "Variable Investment Options" section of this prospectus and in the Sub-Account descriptions provided in "Appendix A."

3 If we begin to charge for illustrations, you will be expected to pay the Illustration Charge in cash at the time of the request.  This charge will not be deducted from the policy's Cash Value.

4 The Surrender Charge varies by policy based on individual characteristics of the person being Insured.The Surrender Charge decreases gradually each year after either the 2nd or 3rd policy anniversary, depending on the Insured's age at the time the policy is issued. When assessed, the the Surrender Charge is taken from the policy’s Cash Value. A Surrender Charge will be assessed for Specified Amount decreases that completely reverse one or more previous Specified Amount increases. The maximum Surrender Charge calculation assumes: the Insured is a male, age 72, standard tobacco; the Specified Amount is $100,000, a full surrender is taken during the first policy year; and the aggregate first year Premium exceeds the surrender target premium.The minimum Surrender Charge calculation assumes the full surrender is taken in policy year 15. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the charge, including where to find examples, see the "Surrender Charges” sections of this prospectus.

5 The Overloan Lapse Protection Rider Charge varies by policy based on Attained Age of the Insured and the policy's Cash Value.  This charge is deducted proportionally from the Sub-Accounts and the Fixed Account.

6The Accelerated Death Benefit Rider Charge is comprised of two sets of charges; an Administrative Expense Charge and a Rider Charge. The Accelerated Death Benefit Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the accelerated death benefit. The Maximum charge assumes: an interest rate of 15%; a risk charge of 5%; and a 1 year life expectancy for the Insured. The Minimum charge assumes: an interest rate of 4%; a risk charge of 2%; and a life expectancy for the Insured that is less than or equal to 3 months. For a detailed description of the charges, including an example, see the "Accelerated Death Benefit Rider” section of this prospectus.

 7Except for the Mortality and Risk Expense Charge which is only deducted proportionally from the Sub-Accounts, all charges described in the "Periodic Charges Other Than Mutual Fund Operating Expenses" table are taken proportionally from the Sub-Accounts and the Fixed Account.

8 The Cost of Insurance Charge varies by policy based on individual characteristics of the person being insured. The Maximum charge assumes: the Insured is a male; issue age 45; policy year 75; standard tobacco; and a Base policy Specified Amount of $100,000. The Minimum charge assumes: the Insured is either male or female; and is Attained Age 121. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Cost of Insurance Charge see the "Cost of Insurance Charge” section of this prospectus.

9 The Mortality and Expense Risk Charge varies by policy based on the amount of the policy's Cash Value allocated to the Sub-Accounts and length of time the policy has been In Force.  The maximum Mortality and Expense Risk Charge shown in the table reflects the maximum that may be charged in any policy month based on any dollar amount allocated to the variable Sub-Accounts.  Currently, the maximum is only charged during the first 15 policy years when Cash Value allocated to the variable Sub-Accounts is $250,000 or less. On a current basis, the Mortality and Expense Risk Charge will decrease the longer your policy remains In Force and/or as greater amounts of Cash Value are allocated to the variable Sub-Accounts.  For a complete schedule of the current charges by length of time the policy has been In Force and variable Sub-Account Cash Value, see the "Mortality and Risk Expense Charge" section of this prospectus.

10 The Underwriting and Distribution Charge varies by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the insured at the time of issue. The Maximum charge assumes: an issue age of 85 and Base Policy Specified Amount of $250,000. The Minimum charge assumes: a policy in effect in years 8 and thereafter, as measured from the Policy Date for the initial Specified Amount. The charges shown may not be representative of the charges that a particular policy owner may pay. For a more detailed description of the charge, including a complete schedule of charges, see the "Underwriting and Distribution Charge” section of this prospectus.

11 For more information, see the "Net Effect of Policy Loans" section of this prospectus.

12 All charges described in the "Periodic Charges Other Than Mutual Fund Operating Expenses For Riders" table are taken proportionally from the Sub-Accounts and the Fixed Account.

13 The Long-term Care Rider Charge will vary based on individual characteristics of the person being insured. The Maximum charge assumes: the Insured is a female, Attained Age 99, standard tobacco with a substandard rating table P. The Minimum charge assumes: the Insured is either male or female and is Attained Age 100. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Long-term Care Rider Charge see the "Long-term Care Rider” section of this prospectus.

14 The Spouse Life Insurance Rider Charge will vary based on individual characteristics of the person being insured. The Maximum charge assumes: the Insured is a male, Attained Age 69, standard tobacco with a substandard rating of table F; a flat extra charge of $1.25 per $1,000 per month; and a Rider Specified Amount of $25,000. The Minimum charge assumes: the Insured is female, Attained Age 21, standard non-tobacco, no substandard rating or flat extra charge; and a Rider Specified Amount of $100,000. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Spousal life Insurance Rider Charge see the "Spouse Life Insurance Rider” section of this prospectus.

15 The Accidental Death Benefit Rider Charge will vary based on individual characteristics of the person being insured. The Maximum charge assumes: the Insured is Attained Age 69, with a substandard rating of table P. The Minimum charge assumes: the Insured is Attained Age 5, no substandard rating. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Accidental Death Benefit Rider Charge see the "Accidental Death Benefit Rider” section of this prospectus.

16The Waiver of Monthly Deductions Rider Charge will vary based on individual characteristics of the person being insured. The Maximum charge assumes: the Insured is Attained Age 64, with a substandard rating of table H. Minimum charge assumes: the Insured is male, Attained Age 18, no substandard rating. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Waiver of Monthly Deductions Rider Charge see the " Waiver of Monthly Deductions Rider” section of this prospectus.

17 The Premium Waiver Rider Charge varies by policy based on the premium waiver benefit elected and individual characteristics of the person being insured. The Maximum charge assumes: monthly Premium payments of $1,000; the Insured is a female, Attained Age 64, with a substandard rating of table H. The Minimum charge assumes: monthly Premium payments of $1,000; the Insured is male, Attained Age 18. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Premium Waiver Rider Charge see the "Premium Waiver Rider” section of this prospectus.

18 The Additional Term Insurance Rider Charge varies by policy based on individual characteristics of the person being insured.  The monthly charge is a product of the Rider’s monthly cost of insurance rate and the Rider Death Benefit. The Maximum charge assumes: the Insured is either male or female and Attained Age 119. The Minimum charge assumes: the Insured is female, issue age 5, policy year , Total Specified Amount of $1,000,000. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Additional Term Insurance Rider Charge see the "Additional Term Insurance Rider” section of this prospectus.

19The Extended Death Benefit Guarantee Rider charge varies by policy based on the Insured’s sex, Attained Age, underwriting class and the elected percentage of the Specified Amount to be guaranteed by this Rider.  The charge is deducted proportionally from the Sub-Accounts and Fixed Account. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Extended Death Benefit Guarantee Rider Charge see the "Extended Death Benefit Guarantee Rider” section of this prospectus.